Employee Benefits (Details) - Schedule of Employee Benefits - CHF (SFr)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Employee Benefits Abstract
Salaries	SFr 1,439,578	SFr 812,158
Pension costs	132,784	66,002
Share based compensation expense	180,808	969,739
Other employee costs and social benefits	157,358	257,108
Total employee benefits	SFr 1,910,528	SFr 2,105,007